Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus
Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Mr. Bird (1)	Compensation Actually Paid to Mr. Bird (2)	Summary Compensation Table Total for Mr. DeBerry (3)	Compensation Actually Paid to Mr. DeBerry (4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (6)	Value of Initial Fixed $100 Investment Based On:		Net Income (9)	Adjusted EBITDA (10)
							Total Shareholder Return (7)	Peer Group Total Shareholder Return (8)

2022	$4,056,407	$3,246,493	—	—	$2,278,770	$1,928,341	$57.92	$114.74	$443,000	$29,973,000

2021	—	—	$6,083,948	($165,868)	$1,734,119	($302,041)	$41.95	$69.75	($127,996,000)	$15,229,000

2020	—	—	$3,985,828	$585,955	$2,065,660	$1,125,211	$63.14	$58.11	($30,768,000)	$31,701,000

1	The dollar amount reported in this column is the amount reported for Mr. Bird in the “Total” column of our Summary Compensation Table for 2022.
2
The dollar amount reported in this column represents the amount of “compensation actually paid” to Mr. Bird, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received by
M
r. Bird. In accordance with these rules, this amount reflects “Total” as set forth in the Summary Compensation Table for 2022 (the year during which Mr. Bird commenced services as the Company’s President and Chief Executive Officer), adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Bird	2022

Summary Compensation Table Total	$4,056,407

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($2,827,526)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$2,917,732

Plus, fair value as of vesting date of equity awards granted and vested in the year	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	($1,012,788)

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$112,668

Less, prior year-end fair value for any equity awards forfeited in the year	—

Compensation Actually Paid to Mr. Bird	$3,246,493

3	The dollar amounts reported in this column are the amounts reported for Mr. DeBerry in the “Total” column of our Summary Compensation Table for 2021 and 2020.

4
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. DeBerry, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. DeBerry. In accordance with these rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. DeBerry	2021	2020

Summary Compensation Table Total	$6,083,948	$3,985,828

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($3,408,948)	($3,280,520)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	$3,671,295

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	($1,715,900)

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	($2,840,868)	($2,074,747)

Less, prior year-end fair value for any equity awards forfeited in the year	—	—

Compensation Actually Paid to Mr. DeBerry	($165,868)	$585,955

5
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Bird in 2022 and excluding Mr. DeBerry in 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Messrs. McClure, Webster and Underwood; and (ii) for 2021 and 2020, Messrs. Bird, Kumar and Webster.

6
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs set forth in footnote 5 for each year, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020

Average Summary Compensation Table Total	$2,278,770	$1,734,119	$2,065,660

Less, average value of Stock Awards reported in Summary Compensation Table	($1,592,387)	($1,125,186)	($1,657,067)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,088,197	$912,660	$1,732,923

Plus, average fair value as of vesting date of equity awards granted and vested in the year	$131,439	—	$62,800

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	($2,153)	($1,057,008)	($508,095)

Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$24,476	($301,440)	($571,010)

Less, prior year-end fair value for any equity awards forfeited in the year	—	($465,186)	—

Average Compensation Actually Paid to Non-PEO NEOs	$1,928,341	($302,041)	$1,125,211
7
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

8	The peer group used for this purpose is the VanEck OIH Index.
9	The dollar amounts reported represent the amount of net income (or loss) reflected in the Company’s audited financial statements for the applicable year.
10
Adjusted EBITDA is net income excluding income taxes, interest income and expense, depreciation and amortization expense, and adjusted to remove any one-time
irregular items, whether gains or losses, including but not limited to stock-based compensation, significant litigation expense, goodwill impairments, asset write-downs, gain on any sale or divestiture of assets or businesses, restructuring costs and foreign exchange gains or losses.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Messrs. McClure, Webster and Underwood; and (ii) for 2021 and 2020, Messrs. Bird, Kumar and Webster.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the VanEck OIH Index.
Adjustment To PEO Compensation, Footnote [Text Block]
2
The dollar amount reported in this column represents the amount of “compensation actually paid” to Mr. Bird, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received by
M
r. Bird. In accordance with these rules, this amount reflects “Total” as set forth in the Summary Compensation Table for 2022 (the year during which Mr. Bird commenced services as the Company’s President and Chief Executive Officer), adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Bird	2022

Summary Compensation Table Total	$4,056,407

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($2,827,526)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$2,917,732

Plus, fair value as of vesting date of equity awards granted and vested in the year	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	($1,012,788)

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$112,668

Less, prior year-end fair value for any equity awards forfeited in the year	—

Compensation Actually Paid to Mr. Bird	$3,246,493

4
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. DeBerry, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. DeBerry. In accordance with these rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. DeBerry	2021	2020

Summary Compensation Table Total	$6,083,948	$3,985,828

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($3,408,948)	($3,280,520)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	$3,671,295

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	($1,715,900)

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	($2,840,868)	($2,074,747)

Less, prior year-end fair value for any equity awards forfeited in the year	—	—

Compensation Actually Paid to Mr. DeBerry	($165,868)	$585,955

Non-PEO NEO Average Total Compensation Amount	$ 2,278,770	$ 1,734,119	$ 2,065,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,928,341	(302,041)	1,125,211
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
6
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs set forth in footnote 5 for each year, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020

Average Summary Compensation Table Total	$2,278,770	$1,734,119	$2,065,660

Less, average value of Stock Awards reported in Summary Compensation Table	($1,592,387)	($1,125,186)	($1,657,067)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,088,197	$912,660	$1,732,923

Plus, average fair value as of vesting date of equity awards granted and vested in the year	$131,439	—	$62,800

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	($2,153)	($1,057,008)	($508,095)

Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$24,476	($301,440)	($571,010)

Less, prior year-end fair value for any equity awards forfeited in the year	—	($465,186)	—

Average Compensation Actually Paid to Non-PEO NEOs	$1,928,341	($302,041)	$1,125,211

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Relative TSR
Bookings
Adjusted EBITDA

Total Shareholder Return Amount	$ 57.92	41.95	63.14
Peer Group Total Shareholder Return Amount	114.74	69.75	58.11
Net Income (Loss)	$ 443,000	$ (127,996,000)	$ (30,768,000)
Company Selected Measure Amount	29,973,000	15,229,000	31,701,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Bookings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is net income excluding income taxes, interest income and expense, depreciation and amortization expense, and adjusted to remove any one-time
	irregular items, whether gains or losses, including but not limited to stock-based compensation, significant litigation expense, goodwill impairments, asset write-downs, gain on any sale or divestiture of assets or businesses, restructuring costs and foreign exchange gains or losses.
Mr Bird [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,056,407
PEO Actually Paid Compensation Amount	$ 3,246,493
PEO Name	Mr. Bird
Mr Deberry [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 6,083,948	$ 3,985,828
PEO Actually Paid Compensation Amount		$ (165,868)	$ 585,955
Non-PEO NEO Average Total Compensation Amount	$ 2,278,770
Non-PEO NEO Average Compensation Actually Paid Amount	1,928,341
PEO Name		Mr. DeBerry	Mr. DeBerry
PEO [Member] | Mr Bird [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,917,732
PEO [Member] | Mr Bird [Member] | Value Of Stock Awards And Option Awards Reported In Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,827,526)
PEO [Member] | Mr Bird [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,012,788)
PEO [Member] | Mr Bird [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	112,668
PEO [Member] | Mr Deberry [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 3,671,295
PEO [Member] | Mr Deberry [Member] | Value Of Stock Awards And Option Awards Reported In Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,408,948)	(3,280,520)
PEO [Member] | Mr Deberry [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,715,900)
PEO [Member] | Mr Deberry [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,840,868)	(2,074,747)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,088,197	912,660	1,732,923
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	131,439		62,800
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(465,186)
Non-PEO NEO [Member] | Value Of Stock Awards And Option Awards Reported In Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,592,387)	(1,125,186)	(1,657,067)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,153)	(1,057,008)	(508,095)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 24,476	$ (301,440)	$ (571,010)